UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4630

John Hancock Investment Trust III
(Exact name of registrant as specified in charter)

200 Berkeley Street, Boston, Massachusetts 02116
(Address of principal executive offices) (Zip code)

Salvatore Schiavone

Treasurer
200 Berkeley Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2019

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

Greater China Opportunities Fund

Quarterly portfolio holdings 1/31/19

Fund’s investments
As of 1-31-19 (unaudited)
	Shares	Value
Common stocks 98.5%		$50,144,634
(Cost $35,217,665)
China 53.3%		27,113,252
58.com, Inc., ADR (A)	10,543	668,426
Alibaba Group Holding, Ltd., ADR (A)	27,441	4,623,536
Ascletis Pharma, Inc. (A)(B)	170,000	140,578
BeiGene, Ltd. (A)	34,000	336,840
China Animal Healthcare, Ltd. (A)(C)	1,590,000	11,955
China CITIC Bank Corp., Ltd., H Shares	851,000	554,422
China Construction Bank Corp., H Shares	2,539,000	2,287,135
China Longyuan Power Group Corp., Ltd., H Shares	588,000	440,179
China National Building Material Company, Ltd., H Shares	972,000	775,655
China Petroleum & Chemical Corp., H Shares	1,126,000	941,555
CNOOC, Ltd.	729,000	1,218,466
ENN Energy Holdings, Ltd.	103,400	990,330
Geely Automobile Holdings, Ltd.	209,000	355,592
Greentown Service Group Company, Ltd.	592,000	541,792
Industrial & Commercial Bank of China, Ltd., H Shares	2,764,500	2,147,641
iQIYI, Inc., ADR (A)	20,890	420,307
Lonking Holdings, Ltd.	1,404,000	474,497
Microport Scientific Corp.	555,000	533,930
Minth Group, Ltd.	148,000	517,839
PICC Property & Casualty Company, Ltd., H Shares	364,000	376,944
Ping An Insurance Group Company of China, Ltd., H Shares	212,000	2,063,939
Silergy Corp.	12,000	181,567
Sinopec Engineering Group Company, Ltd., H Shares	318,500	313,076
TAL Education Group, ADR (A)	13,959	433,148
Tencent Holdings, Ltd.	118,000	5,252,725
Yanzhou Coal Mining Company, Ltd., H Shares	556,000	511,178
Hong Kong 25.3%		12,870,073
AIA Group, Ltd.	235,400	2,125,548
BOC Hong Kong Holdings, Ltd.	231,000	892,565
China Education Group Holdings, Ltd. (A)	284,000	403,489
China Everbright Greentech, Ltd. (B)	757,000	601,037
China Jinmao Holdings Group, Ltd.	522,000	264,976
China Overseas Land & Investment, Ltd.	292,000	1,101,462
CK Asset Holdings, Ltd.	113,080	951,999
CK Hutchison Holdings, Ltd.	29,000	292,877
Galaxy Entertainment Group, Ltd.	96,000	668,414
HKT Trust & HKT, Ltd.	299,000	440,955
Hong Kong Exchanges & Clearing, Ltd.	44,000	1,376,721
Kunlun Energy Company, Ltd.	156,000	166,659
New World Development Company, Ltd.	651,000	1,026,724
Sun Art Retail Group, Ltd.	912,500	906,951
Swire Properties, Ltd.	149,800	584,697
Techtronic Industries Company, Ltd.	46,500	271,446
Wharf Real Estate Investment Company, Ltd.	116,000	793,553
Taiwan 19.6%		10,003,393
Asia Cement Corp.	139,000	167,128
China Development Financial Holding Corp.	2,630,000	863,892
Chunghwa Telecom Company, Ltd.	41,000	143,828
Delta Electronics, Inc.	97,000	484,687
FIT Hon Teng, Ltd. (B)	885,000	403,906
2	JOHN HANCOCK GREATER CHINA OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Taiwan (continued)
Formosa Chemicals & Fibre Corp.	150,000	$522,021
Formosa Petrochemical Corp.	57,000	202,403
Formosa Plastics Corp.	75,000	250,988
Grand Pacific Petrochemical	123,000	101,136
Largan Precision Company, Ltd.	2,000	254,297
Mega Financial Holding Company, Ltd.	427,000	372,762
Parade Technologies, Ltd.	15,000	248,971
President Chain Store Corp.	29,000	308,020
Simplo Technology Company, Ltd.	34,000	249,644
Taiwan Semiconductor Manufacturing Company, Ltd.	640,089	4,748,161
Taiwan Union Technology Corp.	73,000	230,955
TCI Company, Ltd.	15,561	228,658
Vanguard International Semiconductor Corp.	100,000	221,936
United States 0.3%		157,916
Bizlink Holding, Inc.	26,432	157,916
Total investments (Cost $35,217,665) 98.5%		$50,144,634
Other assets and liabilities, net 1.5%		776,305
Total net assets 100.0%		$50,920,939

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
The fund had the following sector composition as a percentage of net assets on 1-31-19:

Financials	25.6%
Consumer discretionary	14.3%
Information technology	13.9%
Communication services	13.6%
Real estate	9.3%
Energy	6.0%
Utilities	4.0%
Industrials	3.5%
Materials	3.5%
Consumer staples	2.8%
Health care	2.0%
Other assets and liabilities, net	1.5%
TOTAL	100.0%
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK GREATER CHINA OPPORTUNITIES FUND	3

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of January 31, 2019, by major security category or type:

	Total value at 1-31-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
China	$27,113,252	$6,145,417	$20,955,880	$11,955
Hong Kong	12,870,073	—	12,870,073	—
Taiwan	10,003,393	—	10,003,393	—
United States	157,916	—	157,916	—
Total investments in securities	$50,144,634	$6,145,417	$43,987,262	$11,955

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

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More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	08Q1	01/19
This report is for the information of the shareholders of John Hancock Greater China Opportunities Fund.		3/19

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Investment Trust III

By:	/s/ Andrew G. Arnott
Andrew G. Arnott
President

Date:	March 20, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew G. Arnott
Andrew G. Arnott
President

Date:	March 20, 2019

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:	March 20, 2019